RESEARCH AND DEVELOPMENT COSTS (Details) (JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
RESEARCH AND DEVELOPMENT COSTS
Research and development costs	¥ 122,940	¥ 24,086	¥ 12,288